Accounts and Other Payables (Tables)	12 Months Ended
Mar. 31, 2023
Accounts and Other Payables [Abstract]
Schedule of Accounts and Other Payables
	2023	2022
	US$	US$
Account payables (note (a))	—	6,862
Commission payables	816,984	—
Technical cost payables	20,930	—
Other payables and accrued charges	91,875	1,152,662
Wages payables (note (b))	397,463	—
Amount due to related parties (note (c))	—	350,320
Total	1,327,252	1,509,844
(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided.

(b)	The wages payable were the wages payables to the director of the Company.

(c)	The amount due to related parties are unsecured, interest-free and repayable on demand. The amount has been disposed along with disposal of subsidiaries as disclosed in note 24.

(d)	Other payables are non-interest-bearing and are expected to be settled within one year.